Income Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

7.) Income Taxes

The Company has no taxable income under Canadian federal and provincial tax laws for the three and six month periods ended September 30, 2016 and 2015. The Company has non-capital loss carryforwards at September 30, 2016 totaling approximately $2,882,000, which may be offset against future taxable income. If not used, the loss carryforwards will expire between 2029 and 2037.

10.)	Income Taxes

The following table reconciles the income tax benefit at the Canadian statutory rate to income tax benefit at the Company’s effective tax rates.

	2016	2015
Loss before income taxes	$(1,921,210)	$(1,087,289)
Statutory tax rate	26.5%	26.5%
Expected income tax (recovery)	$(509,000)	$(288,000)
Non-deductible items	143,000	197,000
Change in valuation allowance	358,785	91,000
Total income taxes (recovery)	$(7,215)	$-

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases for financial reporting purposes. Deferred tax assets as at March 31, 2016 and 2015 are comprised of the following:

	2016	2015
Net operating loss carry forwards	$599,000	$242,000
Equipment and leasehold improvements	35,000	30,000
Valuation allowance	(634,000)	(272,000)
Net deferred tax asset	$-	$-

The Company has net operating loss carry forwards of approximately $2,262,000 (2015 - $913,000) which may be carried forward to apply against future year income for Canadian income tax purposes, subject to final determination by taxing authorities, expiring in the following years:

Expiry
2029	$65,000
2030	83,000
2031	28,000
2032	81,000
2033	91,000
2034	242,000
2035	323,000
2016	1,349,000
Total	$2,262,000

The deferred tax assets have not been recognized because at this stage of the Company’s development, it is not determined that future taxable profits will be available against which the Company can utilize such deferred tax assets. Tax years 2010 through 2016 remain open to examination by the taxing jurisdictions to which the Company is subject. The Company has not been notified by any taxing jurisdictions of any proposed or planned examination. The Company has non-refundable tax credits as at March 31, 2016 of $5,449 (2015 - $5,449) which expire in the year 2031.